Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES II
Entity Central Index Key	0000810573
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000069664
Shareholder Report [Line Items]
Fund Name	DWS Alternative Asset Allocation VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
AssetsNet	$ 406,447,793
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 208,143
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	406,447,793
Number of Portfolio Holdings	13
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	208,143

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Real Assets	50%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Global Infrastructure Fund	15%
DWS RREEF Real Estate Securities Fund	11%
Xtrackers RREEF Global Natural Resources ETF	4%
VanEck Uranium and Nuclear ETF	2%
State Street SPDR S&P Global Natural Resources ETF	2%
Alternative Equity	22%
State Street SPDR Bloomberg Convertible Securities ETF	18%
iShares Preferred & Income Securities ETF	4%
Alternative Fixed Income	13%
iShares JPMorgan USD Emerging Markets Bond ETF	7%
DWS Emerging Markets Fixed Income Fund	4%
VanEck JPMorgan EM Local Currency Bond ETF	2%
Absolute Return	10%
DWS Global Macro Fund	10%
Cash Equivalents	5%
DWS Central Cash Management Government Fund	5%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000077948
Shareholder Report [Line Items]
Fund Name	DWS Alternative Asset Allocation VIP
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[2]
AssetsNet	$ 406,447,793
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 208,143
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	406,447,793
Number of Portfolio Holdings	13
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	208,143

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Real Assets	50%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Global Infrastructure Fund	15%
DWS RREEF Real Estate Securities Fund	11%
Xtrackers RREEF Global Natural Resources ETF	4%
VanEck Uranium and Nuclear ETF	2%
State Street SPDR S&P Global Natural Resources ETF	2%
Alternative Equity	22%
State Street SPDR Bloomberg Convertible Securities ETF	18%
iShares Preferred & Income Securities ETF	4%
Alternative Fixed Income	13%
iShares JPMorgan USD Emerging Markets Bond ETF	7%
DWS Emerging Markets Fixed Income Fund	4%
VanEck JPMorgan EM Local Currency Bond ETF	2%
Absolute Return	10%
DWS Global Macro Fund	10%
Cash Equivalents	5%
DWS Central Cash Management Government Fund	5%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017204
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® U.S. VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 151,851,632
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 375,678
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	151,851,632
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	375,678

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Rights	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	23%
Health Care	20%
Financials	14%
Industrials	11%
Consumer Staples	10%
Consumer Discretionary	7%
Communication Services	7%
Energy	5%
Materials	2%
Utilities	0%

Ten Largest Equity Holdings

Table Summary
Holdings	31.0% of Net Assets
Micron Technology, Inc.	6.8%
Alphabet, Inc.	3.3%
Kraft Heinz Co.	3.1%
Bristol-Myers Squibb Co.	3.1%
Merck & Co., Inc.	3.0%
Synchrony Financial	2.4%
Pfizer, Inc.	2.4%
JPMorgan Chase & Co.	2.4%
Dell Technologies, Inc.	2.3%
Cognizant Technology Solutions Corp.	2.2%

C000017223
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[4]
AssetsNet	$ 118,217,446
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 213,323
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	118,217,446
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	71
Total Net Advisory Fees Paid ($)	213,323

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	56%
Corporate Bonds	24%
Government & Agency Obligations	16%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Exchange-Traded Funds-Fixed Income	1%
Equity Exposure	58%
Common Stocks	38%
Equity Index Futures	18%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	73%
Non US	41%

C000017210
Shareholder Report [Line Items]
Fund Name	DWS Government Money Market VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government Money Market VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[5]
AssetsNet	$ 264,066,473
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 287,503
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	264,066,473
Number of Portfolio Holdings	78
Total Net Advisory Fees Paid ($)	287,503
Weighted Average Maturity	25 days
7-Day Current Yield	3.30%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2026.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	51%
Government & Agency Obligations	49%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017251
Shareholder Report [Line Items]
Fund Name	DWS High Income VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[6]
AssetsNet	$ 41,429,559
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 56,655
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	41,429,559
Number of Portfolio Holdings	256
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	56,655

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	91%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Other Investments	0%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	21%
Consumer Discretionary	12%
Energy	11%
Materials	9%
Financials	8%
Health Care	7%
Real Estate	6%
Industrials	6%
Information Technology	5%
Utilities	5%
Consumer Staples	4%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	0%
BBB	8%
BB	53%
B	29%
CCC	5%
Not Rated	0%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000017245
Shareholder Report [Line Items]
Fund Name	DWS International Opportunities VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Opportunities VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[7]
AssetsNet	$ 23,768,591
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 15,365
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	23,768,591
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	15,365

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Preferred Stocks	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	26%
Financials	21%
Industrials	17%
Health Care	13%
Consumer Discretionary	7%
Communication Services	5%
Materials	4%
Energy	2%
Consumer Staples	2%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Netherlands	13%
France	11%
Germany	10%
Switzerland	9%
Taiwan	7%
Korea	7%
United Kingdom	7%
United States	7%
Japan	6%
Canada	5%
Other	19%

Ten Largest Equity Holdings

Table Summary
Holdings	35.8% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6.9%
ASML Holding NV (Netherlands)	5.2%
DBS Group Holdings Ltd. (Singapore)	3.7%
Samsung Electronics Co., Ltd. (Korea)	3.5%
SK Hynix, Inc. (Korea)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.0%
ING Groep NV (Netherlands)	2.5%
Brookfield Corp. (Canada)	2.5%
Schneider Electric SE (France)	2.2%

C000017214
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Growth VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Growth VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[8]
AssetsNet	$ 54,527,029
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 136,114
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	54,527,029
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	136,114

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	26%
Health Care	25%
Industrials	21%
Financials	9%
Consumer Discretionary	7%
Materials	3%
Energy	2%
Consumer Staples	2%
Real Estate	2%
Communication Services	1%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	23.2% of Net Assets
Advanced Energy Industries, Inc.	3.2%
Rush Enterprises, Inc.	2.7%
SiTime Corp.	2.6%
RadNet, Inc.	2.4%
Ultra Clean Holdings, Inc.	2.3%
FormFactor, Inc.	2.2%
Neurocrine Biosciences, Inc.	2.2%
Semtech Corp.	2.0%
Casey's General Stores, Inc.	1.9%
TopBuild Corp.	1.7%

C000017231
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Value VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[9]
AssetsNet	$ 96,259,775
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 264,384
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	96,259,775
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	264,384

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	0%
Rights	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	20%
Financials	18%
Consumer Discretionary	11%
Information Technology	11%
Real Estate	8%
Health Care	8%
Materials	6%
Energy	5%
Consumer Staples	4%
Utilities	4%
Communication Services	2%

Ten Largest Equity Holdings

Table Summary
Holdings	18.6% of Net Assets
UMB Financial Corp.	2.1%
Avnet, Inc.	2.0%
First BanCorp.	2.0%
Jazz Pharmaceuticals PLC	1.9%
EnerSys	1.9%
Ciena Corp.	1.8%
Hancock Whitney Corp.	1.8%
Sensata Technologies Holding PLC	1.8%
Revolution Medicines, Inc.	1.7%
Affiliated Managers Group, Inc.	1.6%

C000017232
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Value VIP
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%	[10]
AssetsNet	$ 96,259,775
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 264,384
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	96,259,775
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	264,384

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	0%
Rights	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	20%
Financials	18%
Consumer Discretionary	11%
Information Technology	11%
Real Estate	8%
Health Care	8%
Materials	6%
Energy	5%
Consumer Staples	4%
Utilities	4%
Communication Services	2%

Ten Largest Equity Holdings

Table Summary
Holdings	18.6% of Net Assets
UMB Financial Corp.	2.1%
Avnet, Inc.	2.0%
First BanCorp.	2.0%
Jazz Pharmaceuticals PLC	1.9%
EnerSys	1.9%
Ciena Corp.	1.8%
Hancock Whitney Corp.	1.8%
Sensata Technologies Holding PLC	1.8%
Revolution Medicines, Inc.	1.7%
Affiliated Managers Group, Inc.	1.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.